Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2025
Remeasurements of defined benefit plans [member]
Statement1 [Line Items]
Movement of Reserves
The movements of remeasurements of the defined benefit plans reserve for the fiscal years ended March 31, 2025, 2024 and 2023 were as follows:

	$		$		$
	For the fiscal year ended March 31,
	2025		2024		2023

	(In millions)
At beginning of period		¥159,724		¥159,584		¥197,310
Gains (losses) arising during the period, before tax		(37,183)		50,358		7,417
Income tax (expense) benefit for changes arising during the period		8,168		(15,485)		(2,288)
Amount attributable to non-controlling interests		(102)		44		(9)
Share of other comprehensive income (loss) of associates and joint ventures		(326)		609		33
Transfer from other reserves to retained earnings		(42,777)		(35,386)		(42,879)

At end of period		¥87,504		¥159,724		¥159,584

Available-for-sale financial assets [member]
Statement1 [Line Items]
Movement of Reserves
The movements of the financial instruments at FVOCI reserve for the fiscal years ended March 31, 2025, 2024 and 2023 were as follows:

	$		$		$
	For the fiscal year ended March 31,
	2025		2024		2023

	(In millions)
At beginning of period		¥2,507,275		¥1,575,193		¥1,808,222
Gains (losses) arising during the period, before tax		7,370		1,506,580		(264,309)
Income tax (expense) benefit for changes arising during the period		(26,668)		(454,951)		81,384
Reclassification adjustments for (gains) losses included in net profit, before tax		15,186		110,509		94,803
Income tax (expense) benefit for reclassification adjustments		(5,693)		(33,994)		(29,040)
Amount attributable to non-controlling interests		(37)		(106)		15
Share of other comprehensive income (loss) of associates and joint ventures		1,951		8,578		(3,980)
Transfer from other reserves to retained earnings		(339,265)		(204,534)		(111,902)

At end of period		¥2,160,119		¥2,507,275		¥1,575,193

Exchange differences on translating foreign operations [member]
Statement1 [Line Items]
Movement of Reserves
The movements of exchange differences on translating the foreign operations reserve for the fiscal years ended March 31, 2025, 2024 and 2023 were as follows:

	$		$		$
	For the fiscal year ended March 31,
	2025		2024		2023

	(In millions)
At beginning of period		¥1,402,658		¥884,790		¥540,242
Gains (losses) arising during the period, before tax		(32,479)		528,441		304,252
Income tax (expense) benefit for changes arising during the period		(216)		(3,447)		2,509
Reclassification adjustments for (gains) losses included in net profit, before tax		(640)		(11,258)		5,385
Income tax (expense) benefit for reclassification adjustments		196		3,447		(1,649)
Amount attributable to non-controlling interests		46		(3,324)		(311)
Share of other comprehensive income (loss) of associates and joint ventures		38,272		4,009		34,362

At end of period		¥1,407,837		¥1,402,658		¥884,790

Own credit on financial liabilities designated at fair value through profit or loss reserve [Member]
Statement1 [Line Items]
Movement of Reserves
The movements of own credit on financial liabilities designated at fair value through profit or loss reserve for the fiscal years ended March 31, 2025, 2024 and 2023 were as follows:

	$		$		$
	For the fiscal year ended March 31,
	2025		2024		2023

	(In millions)
At beginning of period		¥1,177		¥9,433		¥520
Gains (losses) arising during the period, before tax		9,511		(11,900)		12,847
Income tax (expense) benefit for changes arising during the period		(3,013)		3,644		(3,934)

At end of period		¥7,675		¥1,177		¥9,433

Common stock [Member]
Statement1 [Line Items]
Number of Shares
The changes in the number of issued shares of common stock and common stock held by the Company during the fiscal years ended March 31, 2025, 2024 and 2023 were as follows:

	For the fiscal year ended March 31,
	2025		2024 (1)		2023 (1)
	Outstanding	In treasury	Outstanding	In treasury	Outstanding	In treasury
At beginning of period	4,012,587,252	70,763,598	4,124,073,582	90,211,950	4,123,086,306	10,626,963
Net change	(128,141,794)	(60,111,750)	(111,486,330)	(19,448,352)	987,276	79,584,987

At end of period	3,884,445,458	10,651,848	4,012,587,252	70,763,598	4,124,073,582	90,211,950

(1)
As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. The number of common stock outstanding and in treasury are calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2023.

Preferred stock [Member]
Statement1 [Line Items]
Number of Shares
The following table shows the number of shares of preferred stock at March 31, 2025 and 2024.

	At March 31, 2025		At March 31, 2024
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—